UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2013 to July 31, 2013

Item 1:                   Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (66.2%)
$500	Fannie Mae Discount Notes	(AA+, Aaa)	01/21/14	0.099	$499,856
1,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/01/14	0.120	999,090
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/23/13	0.350	1,000,190
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.250	1,001,114
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/04/15	0.230	1,001,262
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.230	500,609
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.222	1,001,334
300	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.186	300,148
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.290	1,002,294
400	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	400,092
500	Federal Farm Credit Banks#	(AA+, Aaa)	01/19/16	0.202	500,322
500	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	500,176
300	Federal Home Loan Banks	(AA+, Aaa)	12/12/14	0.875	302,652
1,025	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/13	4.125	1,031,565
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/20/14	1.000	504,332
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/27/14	1.000	504,769
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	500,721
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	500,533
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/29/15	0.320	499,900
500	Federal National Mortgage Association#	(AA+, Aaa)	06/23/14	0.360	500,967
1,125	Federal National Mortgage Association#	(AA+, Aaa)	01/20/15	0.202	1,126,281
300	Federal National Mortgage Association#	(AA+, Aaa)	08/05/15	0.157	300,027
500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.196	500,085
500	Freddie Mac Discount Notes	(AA+, Aaa)	08/28/13	0.310	499,884
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $15,465,982)					15,478,203

UNITED STATES TREASURY OBLIGATIONS (6.5%)
1,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	1,006,270
500	United States Treasury Notes	(AA+, Aaa)	07/31/14	2.625	512,324
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,517,593)					1,518,594

SHORT-TERM INVESTMENT (23.6%)
5,525	State Street Bank and Trust Co. Euro Time Deposit (Cost $5,525,000)		08/01/13	0.010	5,525,000

TOTAL INVESTMENTS AT VALUE (96.3%) (Cost $22,508,575)					22,521,797

OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)					854,028

NET ASSETS (100.0%)					$23,375,825

†                                         Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                                         Variable rate obligations — The interest rate is the rate as of July 31, 2013.

At July 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Agriculture
	USD	Dec 2013	$1,532,800	$(153,061)
Energy
	USD	Oct 2013	3,161,570	61,635
	USD	Apr 2014	789,390	(101,506)

At July 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Energy
	USD	Dec 2014	3,708,000	43,292
				$3,421
Livestock
	USD	Oct 2013	166,650	$(3,585)
Contracts to Sell
Agriculture
	USD	Sep 2013	(1,596,800)	$296,569
Energy
	USD	Sep 2013	(4,201,200)	17,088
	USD	Mar 2014	(800,730)	171,692
				$188,780
Livestock
	USD	Sep 2013	(627,900)	$(16,420)
Net unrealized appreciation (depreciation)				$315,704

At July 31, 2013, Outstanding Swaps Contracts were as follows:

COMMODITY INDEX SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$4,504,339	08/28/13	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$8,692
USD	$4,000,000	08/02/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(12,854)
USD	$7,104,225	08/28/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	13,733
USD	$4,700,506	08/28/13	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	9,076
USD	$7,765,000	08/02/13	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	31,433
						$50,080

1 The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$15,478,203	$—	$15,478,203
United States Treasury Obligations	—	1,518,594	—	1,518,594
Short-term Investment	—	5,525,000	—	5,525,000
Other Financial Instruments*
Futures Contracts	315,704	—	—	315,704
Swap Contracts	—	50,080	—	50,080
	$315,704	$22,571,877	$—	$22,887,581

*            Other financial instruments include futures and swap contracts.

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$22,508,575
Unrealized appreciation	$13,322
Unrealized depreciation	(100)
Net unrealized appreciation (depreciation)	$13,222

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (2.7%)
$62,800	BNP Paribas SA#	(A+, A2)	04/25/14	0.272	$46,446,880
26,000	BNP Paribas SA, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/17/14	0.273	19,349,200
29,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	01/29/14	0.260	20,261,340
32,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	02/13/14	0.311	23,705,600
49,000	International Bank for Reconstruction & Development#	(AAA, Aaa)	12/20/13	0.272	32,733,723
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $199,500,000)					142,496,743

UNITED STATES AGENCY OBLIGATIONS (74.9%)
120,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/16/13	0.156	119,976,106
125,000	Fannie Mae Discount Notes	(AA+, Aaa)	01/21/14	0.100	124,964,000
130,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/01/14	0.120	129,881,700
32,265	Federal Farm Credit Banks#	(AA+, Aaa)	05/19/14	0.340	32,329,465
84,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/21/14	0.250	84,075,180
15,000	Federal Farm Credit Banks	(AA+, Aaa)	08/08/14	0.170	15,003,240
97,500	Federal Farm Credit Banks#	(AA+, Aaa)	10/14/14	0.280	97,642,448
51,500	Federal Farm Credit Banks#	(AA+, Aaa)	12/11/14	0.300	51,592,494
111,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/20/15	0.260	111,190,920
10,500	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.250	10,511,697
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/15	0.221	100,142,300
26,800	Federal Farm Credit Banks#	(AA+, Aaa)	03/16/15	0.230	26,818,412
116,500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.230	116,642,014
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/22/15	0.212	100,118,000
130,750	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.222	130,924,420
25,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/24/15	0.231	25,037,775
60,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.186	60,029,520
76,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.290	76,174,344
87,500	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	87,520,213
30,350	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.219	30,387,846
12,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/19/15	0.192	12,006,336
62,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/19/16	0.202	62,039,928
75,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/10/16	0.193	75,026,100
118,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/24/16	0.241	118,689,363
81,700	Federal Farm Credit Banks#	(AA+, Aaa)	05/02/16	0.220	81,766,667
152,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/21/16	0.287	152,437,912
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.290	100,287,800
67,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/17/14	0.100	66,981,106
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	100,060,600
25,000	Federal Home Loan Banks	(AA+, Aaa)	11/12/13	0.100	25,002,450
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/20/13	0.100	100,010,600
130,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.180	130,044,720
118,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.230	118,141,246
29,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	29,592,760
75,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	75,026,475
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/28/14	0.375	100,186,000
171,033	Federal Home Loan Mortgage Corp.§	(AA+, Aaa)	08/20/14	1.000	172,515,001
65,917	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/27/14	1.000	66,545,716
107,650	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/03/14	0.320	107,779,180
33,261	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/05/14	0.350	33,313,952
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	100,144,200
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	100,106,600
85,725	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/29/15	0.320	85,707,769
20,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.165	20,003,940
94,500	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.173	94,565,678
50,000	Federal National Mortgage Association#	(AA+, Aaa)	08/05/15	0.157	50,004,500
137,900	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.196	137,923,305
15,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/09/13	0.450	14,998,498
117,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/28/13	0.310	116,972,826
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,975,333,962)					3,978,843,322

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (16.3%)
$30,000	United States Treasury Bills§	(AA+, Aaa)	08/08/13	0.005	$29,999,971
130,000	United States Treasury Bills§	(AA+, Aaa)	08/08/13	0.025	129,999,368
22,000	United States Treasury Bills	(AA+, Aaa)	09/19/13	0.010	21,999,694
50,000	United States Treasury Bills	(AA+, Aaa)	09/19/13	0.091	49,993,781
30,000	United States Treasury Notes	(AA+, Aaa)	01/15/14	1.000	30,125,970
125,000	United States Treasury Notes	(AA+, Aaa)	01/31/14	0.250	125,109,875
100,500	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	101,130,135
100,000	United States Treasury Notes	(AA+, Aaa)	03/15/14	1.250	100,720,700
15,000	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	15,015,525
25,000	United States Treasury Notes	(AA+, Aaa)	05/15/14	1.000	25,173,825
130,000	United States Treasury Notes§	(AA+, Aaa)	07/31/14	2.625	133,204,240
100,000	United States Treasury Notes	(AA+, Aaa)	08/31/14	2.375	102,394,500
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $864,495,928)					864,867,584

Number of Shares

SHORT-TERM INVESTMENTS (7.2%)
189,747,181	State Street Navigator Prime Portfolio, 0.17%§§	189,747,181

Par (000)

$193,655	State Street Bank and Trust Co. Euro Time Deposit	08/01/13	0.010	193,655,000

TOTAL SHORT-TERM INVESTMENTS (Cost $383,402,181)				383,402,181

TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $5,422,732,071)				5,369,609,830

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)				(56,851,731)

NET ASSETS (100.0%)				$5,312,758,099

†                                         Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                                         Variable rate obligations — The interest rate is the rate as of July 31, 2013.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at July 31, 2013.

At July 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Agriculture
	USD	Dec 2013	$42,343,600	$(4,228,165)
Energy
	USD	Apr 2014	21,539,070	(2,767,279)
	USD	Dec 2014	103,082,400	1,191,508
				$(1,575,771)
Contracts to Sell
Energy
	USD	Sep 2013	(116,793,360)	475,922
	USD	Mar 2014	(21,848,490)	4,677,882
				$5,153,804
Agriculture
	USD	Sep 2013	$(44,111,600)	$8,192,726
Net unrealized appreciation (depreciation)				$7,542,594

At July 31, 2013, Outstanding Swaps Contracts were as follows:

COMMODITY INDEX SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$87,167,859	08/28/13	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(8,894)
USD	$170,272,626	08/28/13	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(17,654)
USD	$441,902,399	08/28/13	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(51,754)
USD	$97,255,423	08/28/13	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,101
USD	$41,910,059	08/28/13	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(4,414)
USD	$411,398,030	08/28/13	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(48,632)
USD	$54,385,458	08/28/13	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,007)
USD	$51,800,937	08/28/13	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,020)
USD	$211,566,441	08/28/13	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(22,283)
USD	$161,549,838	08/28/13	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(18,655)
USD	$551,359,095	08/28/13	CITI	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(63,365)
USD	$35,977,370	08/28/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,750)
USD	$30,000,000	08/28/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	212,857
USD	$105,123,958	08/28/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(12,197)
USD	$44,094,749	09/23/13	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(999,620)
USD	$63,787,543	08/28/13	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,684)
USD	$482,715,832	08/28/13	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(55,211)
USD	$30,000,000	08/28/13	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	212,857
USD	$30,000,000	08/28/13	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(679,503)
USD	$129,675,850	08/28/13	Morgan Stanley Capital Growth	Fee Plus Treasury Bill Rate	Commodity Index Return[1]	13,658
USD	$73,339,026	08/28/13	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(8,469)
USD	$525,697,962	12/23/13	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(14,309,336)
USD	$111,066,658	12/23/13	Morgan Stanley Capital Growth	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,517,618)
USD	$271,942,335	08/28/13	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(28,494)
USD	$229,971,975	08/28/13	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(27,185)
USD	$315,615,649	10/23/13	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(8,590,960)
USD	$242,015,862	10/23/13	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(5,488,579)
						$(32,534,811)

1 The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$142,496,743	$—	$142,496,743
United States Agency Obligations	—	3,978,843,322	—	3,978,843,322
United States Treasury Obligations	—	864,867,584	—	864,867,584
Short-term Investments	189,747,181	193,655,000	—	383,402,181
Other Financial Instruments*
Futures Contracts	7,542,594	—	—	7,542,594
Swap Contracts	—	(32,534,811)	—	(32,534,811)
	$197,289,775	$5,147,327,838	$—	$5,344,617,613

*            Other financial instruments include futures and swap contracts.

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,422,732,071
Unrealized appreciation	$3,898,247
Unrealized depreciation	(57,020,488)
Net unrealized appreciation (depreciation)	$(53,122,241)

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 25, 2013